INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was enacted into law in the US. The TCJA significantly changed the previously existing US tax laws and includes numerous provisions that had an immediate effect on the Company’s business and affects certain aspects of the Company's business going forward. These changes included, but were not limited to, (i) a reduction in the statutory corporate tax rate from 35% to 21%, (ii) an enhancement and extension through 2026 of bonus depreciation, (iii) limitations and eliminations of certain deductions, (iv) a one-time transition tax on deemed repatriation of deferred foreign income, and (v) new tax regimes impacting how foreign-derived earnings and cross-border intercompany transactions may be subject to US tax. During the year ended December 31, 2017, the Company recognized a net tax benefit of approximately $9.6 million primarily due to the remeasurement of the US net deferred tax liability using the lower US corporate tax rate provided under the TCJA.
The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the Company’s effective income tax rate is detailed as follows for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	%	%	%
Combined Canadian federal and provincial income tax rate	28.4	28.4	28.8
Foreign earnings/losses taxed at higher income tax rates	0.2	0.4	6.8
Foreign earnings/losses taxed at lower income tax rates	(4.8)	(5.1)	(0.6)
Impact of TCJA enactment	—	—	(12.4)
Prior period adjustments	0.5	(3.4)	—
Nondeductible expenses	1.1	3.9	0.4
Impact of other differences	(2.3)	(0.7)	(2.3)
Nontaxable dividend	—	(8.6)	(6.6)
Canadian deferred tax assets not recognized	4.3	2.5	—
(Recognition) derecognition of deferred tax assets	(1.3)	—	2.8
Proposed tax assessment	2.2	—	—
Effective income tax rate	28.3	17.4	16.9

The major components of income tax expense (benefit) are outlined below for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Current income tax expense	17,195	934	6,635
Deferred tax expense (benefit)
TCJA reduction in US corporate statutory rate	—	—	(10,122)
(Recognition) derecognition of US deferred tax assets	(701)	(182)	885
US temporary differences	3,988	10,427	15,668
Canadian deferred tax assets not recognized	2,474	1,297	—
(Recognition) derecognition of Canadian deferred tax assets	(22)	—	412
Canadian temporary differences	(5,678)	(1,548)	1,202
Temporary differences in other jurisdictions	(946)	(1,126)	(1,631)
Total deferred income tax (benefit) expense	(885)	8,868	6,414
Total tax expense for the year	16,310	9,802	13,049

The amount of income taxes relating to components of OCI for each of the years in the three-year period ended December 31, 2019 is outlined below:

	Amount before income tax	Deferred income taxes	Amount net of income taxes
	$	$	$
For the year ended December 31, 2019
Deferred tax expense on remeasurement of defined benefit liability	762	(173)	589
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	(3,416)	359	(3,057)
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	10,280	(45)	10,235
	7,626	141	7,767

For the year ended December 31, 2018
Deferred tax expense on remeasurement of defined benefit liability	3,016	(730)	2,286
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	970	463	1,433
	3,986	(267)	3,719

For the year ended December 31, 2017
Deferred tax expense on remeasurement of defined benefit liability	302	(213)	89
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	2,358	(750)	1,608
	2,660	(963)	1,697

Deferred tax expense due to TCJA reduction in US statutory rate			(598)

The amount of recognized deferred tax assets and liabilities is outlined below:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2019
Tax credits, losses, carryforwards and other tax deductions	11,638	—	11,638
Property, plant and equipment	16,654	(44,150)	(27,496)
Pension and other post-retirement benefits	3,966	—	3,966
Share-based payments	1,766	—	1,766
Accounts payable and accrued liabilities	6,022	—	6,022
Goodwill and other intangibles	7,028	(22,893)	(15,865)
Trade and other receivables	688	—	688
Inventories	1,918	—	1,918
Other	1,340	(908)	432
Deferred tax assets and liabilities	51,020	(67,951)	(16,931)
Presented in the consolidated balance sheets as:

December 31, 2019
$
Deferred tax assets	29,738
Deferred tax liabilities	(46,669)
(16,931)

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2018
Tax credits, losses, carryforwards and other tax deductions	11,147	—	11,147
Property, plant and equipment	13,910	(38,290)	(24,380)
Pension and other post-retirement benefits	3,798	—	3,798
Share-based payments	2,508	—	2,508
Accounts payable and accrued liabilities	5,659	—	5,659
Goodwill and other intangibles	6,998	(25,343)	(18,345)
Trade and other receivables	633	—	633
Inventories	2,262	—	2,262
Other	5	(539)	(534)
Deferred tax assets and liabilities	46,920	(64,172)	(17,252)

Presented in the consolidated balance sheets as:

December 31, 2018
$
Deferred tax assets	25,069
Deferred tax liabilities	(42,321)
(17,252)

Nature of evidence supporting recognition of deferred tax assets
In assessing the recoverability of deferred tax assets, management determines, at each balance sheet date, whether it is more likely than not that a portion or all of its deferred tax assets will be realized. This determination is based on quantitative and qualitative assessments by management and the weighing of all available evidence, both positive and negative. Such evidence includes the scheduled reversal of deferred tax liabilities, projected future taxable income and the implementation of tax planning strategies.
As of December 31, 2019, management analyzed all available evidence and determined it is more likely than not that substantially all of the Company’s deferred tax assets in the US and Canadian operating entities will be realized. Accordingly, the Company continues to recognize the majority of its deferred tax assets in the US and Canadian operating entities. With respect to the deferred tax assets at the Canadian corporate holding entity, the Parent Company, management determined it appropriate that the Parent Company's deferred tax assets should continue not to be recognized as of December 31, 2019. The Canadian deferred tax assets remain available to the Company in order to reduce its taxable income in future periods.
As of December 31, 2018, management analyzed all available evidence and determined it is more likely than not that substantially all of the Company’s deferred tax assets in the US and Canadian operating entities will be realized. Accordingly, the Company continues to recognize the majority of its deferred tax assets in the US and Canadian operating entities. With respect to the deferred tax assets at the Canadian corporate holding entity, the Parent Company, management determined it appropriate that the Parent Company's deferred tax assets should continue not to be recognized as of December 31, 2018. The Canadian deferred tax assets remain available to the Company in order to reduce its taxable income in future periods.
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2018:

	Balance January 1, 2018	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Recognized in deficit	Business acquisitions	Balance December 31, 2018
	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	11,387	(3,051)	—	—	—	2,811	11,147
Property, plant and equipment	15,661	(1,751)	—	—	—	—	13,910
Pension and other post-retirement benefits	7,175	(2,604)	—	(773)	—	—	3,798
Share-based payments	4,532	(867)	(744)	—	(413)	—	2,508
Accounts payable and accrued liabilities	3,894	740	—	—	—	1,025	5,659
Goodwill and other intangibles	7,950	(952)	—	—	—	—	6,998
Trade and other receivables	344	277	—	—	—	12	633
Inventories	1,939	478	—	—	—	(155)	2,262
Other	466	190	—	—	—	(651)	5
	53,348	(7,540)	(744)	(773)	(413)	3,042	46,920
Deferred tax liabilities
Property, plant and equipment	(28,208)	(6,462)	—	—	—	(3,620)	(38,290)
Goodwill and other intangibles	(9,692)	3,262	—	—	—	(18,913)	(25,343)
Other	(1,590)	588	—	463	—	—	(539)
	(39,490)	(2,612)	—	463	—	(22,533)	(64,172)
Deferred tax assets and liabilities	13,858	(10,152)	(744)	(310)	(413)	(19,491)	(17,252)
Impact due to foreign exchange rates		1,284	—	43	—
Total recognized		(8,868)	(744)	(267)	(413)
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2019:

	Balance January 1, 2019	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Recognized in deficit	Balance reclassified to other current assets	Balance December 31, 2019
	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	11,147	2,503	—	—	—	(2,012)	11,638
Property, plant and equipment	13,910	2,744	—	—	—	—	16,654
Pension and other post-retirement benefits	3,798	333	—	(165)	—	—	3,966
Share-based payments	2,508	(728)	(17)	—	3	—	1,766
Accounts payable and accrued liabilities	5,659	363	—	—	—	—	6,022
Goodwill and other intangibles	6,998	30	—	—	—	—	7,028
Trade and other receivables	633	55	—	—	—	—	688
Inventories	2,262	(344)	—	—	—	—	1,918
Other	5	1,380	—	(45)	—	—	1,340
	46,920	6,336	(17)	(210)	3	(2,012)	51,020
Deferred tax liabilities
Property, plant and equipment	(38,290)	(5,860)	—	—	—	—	(44,150)
Goodwill and other intangibles	(25,343)	2,450	—	—	—	—	(22,893)
Other	(539)	(726)	—	357	—	—	(908)
	(64,172)	(4,136)	—	357	—	(2,012)	(67,951)
Deferred tax assets and liabilities	(17,252)	2,200	(17)	147	3	—	(16,931)
Impact due to foreign exchange rates		(1,315)	—	(6)	—
Total recognized		885	(17)	141	3

Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the consolidated balance sheets are as follows:

	December 31, 2019	December 31, 2018
	$	$
Tax losses, carryforwards and other tax deductions	51,134	39,787
Share-based payments	3,457	2,417
	54,591	42,204

The following table presents the amounts and expiration dates relating to unused tax credits in Canada for which no asset is recognized in the consolidated balance sheets as of December 31:

	2019	2018
	$	$
2019	—	1,172
2020	541	518
2021	204	196
2022	466	446
2023	230	221
2024	217	208
2025	367	352
2026	281	269
2027	256	245
2028	298	285
2029	237	227
2030	216	207
2031	316	303
2032	190	182
2033	233	223
2034	206	197
2035	547	525
2036	359	344
2037	260	249
2038	651	581
2039	651	—
Total tax credits derecognized	6,726	6,950

The following table presents the year of expiration of the Company’s operating losses carried forward in Canada as of December 31, 2019:

	Deferred tax assets not recognized
	Federal	Provincial
	$	$
2027	6,144	6,144
2028	7,502	7,502
2029	912	912
2030	3,042	3,042
2031	1,694	1,694
2037	1,168	1,168
2038	7,647	7,647
2039	11,814	11,814
	39,923	39,923

In addition, the Company has (i) consolidated state losses of $40.7 million (with expiration dates ranging from 2020 to 2038) for which a tax benefit of $0.6 million has not been recognized; (ii) stand alone state losses of $71.7 million (with expiration dates ranging from 2020 to 2038) for which a tax benefit of $2.5 million has not been recognized; (iii) US. state credits of $0.1 million that were recognized in the current year; and (iv) $15.7 million of capital loss carryforwards with indefinite lives available to offset future capital gains in Canada for which no tax benefit has been recognized.